Document and Entity Information	Dec. 31, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 31, 2025
Entity Registrant Name	Ecovyst Inc.
Entity File Number	001-38221
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-3406833
Entity Address, Address Line One	600 Lee Road, Suite 200
Entity Address, City or Town	Wayne
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	(484)
Local Phone Number	617-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	ECVT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001708035
Amendment Flag	false